OPERATING PARTNERSHIP UNITS - Class M OP Units Conversion (Q3) (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares
Fiscal Year 2021
Conversion of Stock [Line Items]
Early conversion ratio	0.50
AUM conversion threshold | $	$ 860
AFFO conversion threshold (in usd per share) | $ / shares	$ 1.77
Conversion ratio	1.9167
Fiscal Year 2022
Conversion of Stock [Line Items]
Early conversion ratio	0.60
AUM conversion threshold | $	$ 1,175,000
AFFO conversion threshold (in usd per share) | $ / shares	$ 1.95
Conversion ratio	2.5000
Fiscal Year 2023
Conversion of Stock [Line Items]
Early conversion ratio	0.70
AUM conversion threshold | $	$ 1,551,000
AFFO conversion threshold (in usd per share) | $ / shares	$ 2.10
Conversion ratio	3.0000
Initial Period
Conversion of Stock [Line Items]
Conversion ratio	1.6667